Property and Equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 4. Property and Equipment, net

Property and equipment, net as of December 31, 2024 and 2023, consisted of the following:

	December 31,	December 31,
	2024	2023

Computers and equipment	$123,911	$124,199
Furniture and fixtures	16,900	16,898
Software	2,026,200	2,026,200
Property and equipment	2,167,011	2,167,297
Accumulated depreciation	(2,154,887)	(2,145,988)
Property and equipment, net	$12,124	$21,309

Depreciation expense for the years ended December 31, 2024 and 2023 amounted to $9,185 and $90,744, respectively.